Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt
Schedule of aggregate principal repayments of total debt for the next five years

2024	$612
2025	—
2026	2,170
2027	—
2028	—
Thereafter	—
$2,782
As of December 31, 2023, aggregate principal repayments of total debt for the next five years were as follows:

2024	$1,397
2025	—
2026	—
2027	6,805
2028	—
Thereafter	—
$8,202